Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended	128 Months Ended
	Jun. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Percent		15.41%	10.00%	11.43%		9.98%
Performance Inception Date	Apr. 30, 2015
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.59%	8.12%	10.11%		8.74%
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	7.49%	9.13%		7.91%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	(0.93%)	2.02%		1.77%
Performance Inception Date	Apr. 30, 2015
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	(2.14%)	0.75%		0.53%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	(1.22%)	1.01%		0.82%
Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%		13.76%
Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%		13.13%
Class F Prospectus | MSCI All Country World Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%		10.16%
Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%		1.81%
Class Y Prospectus | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		15.47%	10.07%	11.54%	10.11%
Performance Inception Date	May 29, 2015
Class Y Prospectus | Catholic Values Equity Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.64%	8.17%	10.18%	8.83%
Class Y Prospectus | Catholic Values Equity Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.34%	7.54%	9.21%	8.01%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.86%	(0.85%)	2.10%	1.91%
Performance Inception Date	May 29, 2015
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	(2.09%)	0.79%	0.63%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.04%	(1.17%)	1.05%	0.91%
Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	13.73%
Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	13.09%
Class Y Prospectus | MSCI All Country World Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%	10.25%
Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	1.85%